Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Summary of inventories

in EUR k	Dec 31, 2023	Dec 31, 2022
Raw materials, consumables and supplies	2,268	1,801
Finished goods and merchandise	195	18
Inventories	2,463	1,819